Goodwill	12 Months Ended
Mar. 31, 2023
Goodwill [Abstract]
Goodwill	7. Goodwill As of March 31, 2023, cost of goodwill amounted to US$78,958 (2022: US$78,958) which arising from acquisition of a subsidiary and was fully impaired during the year ended March 31, 2022.